INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Interest rate	10.00%	34.00%	21.00%
Deferred tax assets		$ 66,021	$ 11,881
Net operating loss		$ (77,902)	$ (11,881)
U.S. federal statutory rate		21.00%